Income Taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) at the statutory federal income tax rate	$ (28,145)	$ (16,035)	$ (9,805)
Foreign tax rate differential	(15)	(72)	(605)
State and local taxes	(9,757)	(6,961)	(4,068)
Foreign exchange differences	0	0	(143)
Stock-based compensation	197	288	501
Nondeductible loss on stock	6,324	0	0
Interest income on receivable	0	0	882
Equity method investment	0	(701)	(443)
Non-deductible legal costs	0	0	1,291
Gain from redomiciliation of intellectual property	0	0	4,890
Valuation allowance	31,661	26,286	7,958
PPP loan forgiveness	0	0	(644)
Deferred True-Up	0	(2,836)	0
Other	(265)	31	186
Total income tax benefit	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax (benefit) at the statutory federal income tax rate	21.00%	21.00%	21.00%
Foreign tax rate differential	0.00%	0.10%	1.30%
State and local taxes	7.30%	9.10%	8.70%
Foreign exchange differences	0.00%	0.00%	0.30%
Stock-based compensation	(0.10%)	(0.40%)	(1.10%)
Nondeductible loss on stock	(4.70%)	0.00%	0.00%
Interest income on receivable	0.00%	0.00%	(1.90%)
Equity method investment	0.00%	0.90%	0.90%
Non-deductible legal costs	0.00%	0.00%	(2.80%)
Gain from redomiciliation of intellectual property	0.00%	0.00%	(10.50%)
Valuation allowance	(23.60%)	(34.40%)	(17.00%)
PPP loan forgiveness	0.00%	0.00%	1.40%
Deferred True-Up	0.00%	3.70%	0.00%
Other	0.20%	0.00%	(0.30%)
Total income tax benefit	0.00%	0.00%	0.00%